                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1998


  Shares                                                              Value
------------------------------------------------------------------------------
              COMMON STOCKS - 56.49%

              ADVERTISING SERVICES -  0.01%
       300    R.H. Donnelley Corp ................................     $ 4,369
                                                                   -----------


              AEROSPACE & DEFENSE - 3.06%
    14,300    Boeing Co ..........................................     466,537
     5,760    Lockheed Martin Corp ...............................     488,160
     7,200    Raytheon Co Cl B ...................................     383,400
                                                                   -----------
                                                                     1,338,097
                                                                   -----------

              AUTOMOTIVE - 1.29%
     9,600    Ford Motor Co ......................................     563,400
                                                                   -----------


              BANKING - 4.10%
     4,672    Associates First Capital Corp ......................     197,976
     7,494    Bank One Corp ......................................     382,662
    10,600    Fannie MAE .........................................     784,400
     5,600    Suntrust Banks Inc .................................     428,400
                                                                   -----------
                                                                     1,793,438
                                                                   -----------

              BUSINESS SERVICES - 0.11%
     1,500    Dun and Bradstreet Corp ............................      47,344
                                                                   -----------


              CAPITAL GOODS - 0.34%
     2,400    Emerson Electric Co ................................     150,150
                                                                   -----------


              DIVERSIFIED OPERATIONS - 1.01%
         6    Berkshire Hathaway Inc - Cl A * ....................     441,000
                                                                   -----------


                       See notes to financial statements.




                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1998


  Shares                                                              Value
------------------------------------------------------------------------------

              DRUGS & HEALTHCARE - 9.70%
    12,000    Abbott Laboratories ................................   $ 588,000
     8,800    American Home Products Corp ........................     495,550
    13,200    Becton Dickinson & Co ..............................     563,475
     4,600    Bristol-Meyers Squibb Co ...........................     615,537
     7,200    Lilly, Eli & Co ....................................     639,900
     4,600    Merck & Co Inc .....................................     679,363
     8,800    Warner-Lambert Co ..................................     661,650
                                                                   -----------
                                                                     4,243,475
                                                                   -----------

              FINANCIAL SERVICES - 1.54%
     9,500    Morgan Stanley Dean Witter & Co ....................     674,500
                                                                   -----------


              FOODS - 1.76%
    18,020    Archer-Daniels-Midland Co ..........................     309,719
     8,150    Heinz H.J. Co ......................................     461,494
                                                                   -----------
                                                                       771,213
                                                                   -----------


              GREETING CARDS - 0.81%
     8,600    American Greetings Corp Cl A .......................     353,138
                                                                   -----------


              INDUSTRIALS - 1.78%
     4,300    Browning Ferris Industries Inc .....................     122,281
    11,900    Schering Plough Corp ...............................     657,475
                                                                   -----------
                                                                       779,756
                                                                   -----------


              INSURANCE - 3.85%
     7,300    The Chubb Corp .....................................     473,587
    31,275    Old Republic International Corp ....................     703,687
    11,800    Safeco Corp ........................................     506,663
                                                                   -----------
                                                                     1,683,937
                                                                   -----------

              MUTUAL FUNDS - 1.65%
   384,813    Trinidad & Tobago Unit Trust Corp/First Unit Scheme      723,332
                                                                   -----------


              PAPER PRODUCTS - 1.02%
     8,200    Kimberly Clark Corp ................................     446,900
                                                                   -----------


              PETROLEUM - 3.86%
     3,600    Amoco Corp .........................................     217,350
     8,000    Exxon Corp .........................................     585,000
     8,500    Shell Transportation and Trading Co ADR ............     316,094
    20,400    YPF S.A. Sponsored ADR .............................     569,925
                                                                   -----------
                                                                     1,688,369
                                                                   -----------


                       See notes to financial statements.




                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1998


  Shares                                                              Value
------------------------------------------------------------------------------

              RAILROADS - 1.40%
    19,400    Norfolk Southern Corp ..............................   $ 614,738
                                                                   -----------


              RETAIL - 2.35%
    12,000    The Gap Inc ........................................     675,000
    23,200    K Mart Corp * ......................................     355,250
                                                                   -----------
                                                                     1,030,250
                                                                   -----------

              TECHNOLOGY - 7.26%
    11,500    Cisco Systems Inc* .................................   1,067,344
    18,000    Compaq Computer Corp ...............................     754,875
     7,000    Intel Corp .........................................     829,937
     8,600    Motorola Inc .......................................     525,137
                                                                   -----------
                                                                     3,177,293
                                                                   -----------


              TOYS - 0.84%
    16,100    Mattel Inc .........................................     367,281
                                                                   -----------


              UTILITIES - 8.75%
    12,300    Century Telephone Enterprise Inc ...................     830,250
     8,900    Cinergy Corp .......................................     305,937
    13,400    GPU Inc ............................................     592,113
    11,500    Southern Co ........................................     334,219
     7,700    Telefonos De Mexico S A ADR ........................     374,894
    19,400    MCI-Worldcom Inc  * ................................   1,391,950
                                                                   -----------
                                                                     3,829,363
                                                                   -----------


              TOTAL COMMON STOCKS
                 (Cost $21,393,545) ..............................  24,721,343
                                                                   -----------



                       See notes to financial statements.




                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1998

Principal
Amount                                                                Value
------------------------------------------------------------------------------

              BONDS - 35.86%

              AUTOMOTIVE - 0.70%
$  300,000    Ford Motor Co
                 6.50% due 08/01/18...............................   $ 307,378
                                                                   -----------


              BANKING - 1.22%
   100,000    Nations Bank Corp
                 6.50%, due 03/15/06 .............................     104,660
   100,000    Norwest Corp
                 7.125%, due 04/01/00 ............................     101,945
   315,000    Wachovia Corp
                 6.25%, due 08/04/08 .............................     327,896
                                                                   -----------
                                                                       534,501
                                                                   -----------


              CONSUMER PRODUCTS - 0.12%
    50,000    Sherwin Williams Co
                 6.25%, due 02/01/00 .............................      50,502
                                                                   -----------


              CRUISE LINES - 0.23%
   100,000    Carnival Corp
                 6.15%, due 04/15/08 .............................     101,937
                                                                   -----------


              FINANCIAL SERVICES - 1.57%
   125,000    Ameritech Cap Funding Co
                 6.30%, due 10/15/04 .............................     131,654
   550,000    Associates Corp
                 5.75%, due 11/03/03 .............................     554,506
                                                                   -----------
                                                                       686,160
                                                                   -----------

              FOODS - 0.24%
   100,000    Bestfoods
                 6.15%, due 01/15/06 .............................     104,215
                                                                   -----------


              INDUSTRIALS - 1.60%
   200,000    IBM Corp
                 5.37%, due 09/22/03 .............................     202,312
   175,000    Pepsico Inc
                 5.75%, due 01/02/03 .............................     176,894
   300,000    Textron Inc
                 6.625%, due 11/15/07 ............................     320,490
                                                                   -----------
                                                                       699,696
                                                                   -----------

              INSURANCE - 1.01%
   100,000    CNA Financial
                 6.45%, due 01/15/08 .............................      98,844
   325,000    Travelers Property Casualty Corp.
                 6.75%, due 11/15/06 .............................     341,965
                                                                   -----------
                                                                       440,809
                                                                   -----------


                       See notes to financial statements.




                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1998

Principal
Amount                                                                Value
------------------------------------------------------------------------------

              MORTGAGE BACKED - 5.62%
  $ 83,053    FHLMC
                 7.00%, due 02/01/13 .............................    $ 84,974
    36,187    FHLMC
                 8.00%, due 06/01/25 .............................      37,498
   121,651    FHLMC
                 6.00%, due 04/01/28 .............................     120,308
    67,509    FHLMC Gold
                 8.00%, due 10/01/10 .............................      69,661
   300,000    Federal Home Loan Bank
                 5.575%, due 09/02/03 ............................     304,682
   478,745    Fannie MAE
                 6.50%, due 05/01/13 .............................     485,777
   101,764    Fannie MAE
                 6.00%, due 02/01/09 .............................     102,019
   110,854    Fannie MAE
                 7.00%, due 05/01/28 .............................     113,140
   300,000    Fannie MAE
                 6.21%, due 11/07/07 .............................     319,705
    61,260    GNMA 7.00%, due 09/15/09 ...........................      63,128
    86,817    GNMA 7.00%, due 10/15/23 ...........................      88,905
    59,933    GNMA II 8.00%, due 09/20/24 ........................      61,881
   102,846    GNMA 7.50%, due 03/15/26 ...........................     106,157
   497,828    GNMA 6.50%, due 09/15/28 ...........................     503,275
                                                                   -----------
                                                                     2,461,110
                                                                   -----------


              RETAIL - 0.18%
    75,000    Wal-Mart Stores Inc
                 8.625%, due 04/01/01 ............................      80,737
                                                                   -----------


              TECHNOLOGY - 1.20%
   300,000    Motorola Inc
                 5.80%, due 10/15/08 .............................     307,291
   100,000    Motorola Inc
                 7.60%, due 01/01/07 .............................     112,427
   100,000    Rockwell Intl Corp
                 6.625%, due 06/01/05 ............................     106,483
                                                                   -----------
                                                                       526,201
                                                                   -----------

              TOYS - 0.69%
   300,000    Mattel Inc
                 6.00%, due 07/15/03 .............................     303,210
                                                                   -----------

                        See notes to financial statements.




                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1998

Principal
Amount                                                                Value
------------------------------------------------------------------------------

              U.S. GOVERNMENT SECURITIES - 20.91%
 $ 100,000    U.S. Treasury Note
                 8.875%, due 02/15/99 ............................   $ 100,500
   350,000    U.S. Treasury Note
                 6.875%, due 08/31/99 ............................     355,031
   500,000    U.S. Treasury Note
                 7.875%, due 11/15/99 ............................     513,594
   200,000    U.S. Treasury Note
                 6.25%, due 05/31/00 .............................     204,313
   400,000    U.S. Treasury Note
                 6.625%, due 03/31/02 ............................     422,875
   500,000    U.S. Treasury Note
                 6.375%, due 08/15/02 ............................     527,500
   850,000    U.S. Treasury Note
                 5.625%, due 12/31/02 ............................     878,156
   300,000    U.S. Treasury Note
                 5.875%, due 02/15/04 ............................     316,687
   400,000    U.S. Treasury Note
                 7.25%,  due 05/15/04 ............................     448,375
   250,000    U.S. Treasury Note
                 6.50%, due 08/15/05 .............................     274,766
 1,000,000    U.S. Treasury Note
                 6.50%, due 10/15/06 .............................   1,110,313
   400,000    U.S. Treasury Bond
                 9.375%, due 02/15/06 ............................     511,125
 1,000,000    U.S. Treasury Bond
                 6.25%, due 02/15/07 .............................   1,097,188
   600,000    U.S. Treasury Bond
                 6.625%, due 05/15/07 ............................     675,000
   100,000    U.S. Treasury Bond
                 10.625%, due 08/15/15 ...........................     159,000
   350,000    U.S. Treasury Bond
                 8.875%, due 08/15/17 ............................     493,610
   150,000    U.S. Treasury Bond
                 7.875%, due 02/15/21 ............................     197,719
   100,000    U.S. Treasury Bond
                 8.125%, due 05/15/21 ............................     135,187
   150,000    U.S. Treasury Bond
                 6.875%, due 08/15/25 ............................     182,015
   500,000    U.S. Treasury Bond
                 6.00%, due 02/15/26 .............................     545,781
                                                                   -----------
                                                                     9,148,735
                                                                   -----------

              UTILITIES - 0.57%
              Alabama Power Co.
                 5.49%, due 11/01/05 .............................     248,995
                                                                   -----------

              TOTAL BONDS
                 (Cost $15,253,806) ..............................  15,694,185
                                                                   -----------

                       See notes to financial statements.




                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1998

Principal
Amount                                                                Value
------------------------------------------------------------------------------

              SHORT TERM INVESTMENTS - 4.97%
$2,175,000    Star Treasury Fund
                 (Cost $2,175,000) ............................    $ 2,175,000
                                                                   -----------


              TOTAL INVESTMENTS
                 (Cost $38,822,351)                      97.32%     42,590,528
              Other assets less liabilities               2.68%      1,171,645
                                                       -----------------------
              TOTAL NET ASSETS                          100.00%    $43,762,173
                                                       =======================


 * Non-Income Producing




                       See notes to financial statements.

                       CHACONIA INCOME & GROWTH FUND, INC.
                       Statement of Assets and Liabilities
                               December 31, 1998


Assets
   Investments in securities, at value
   (cost $38,822,351) ............................... $  42,590,528
   Cash .............................................       566,163
   Dividends and interest receivable ................       259,169
   Receivable for fund shares sold ..................       994,060
   Other assets .....................................           515
                                                      -------------
   Total assets .....................................    44,410,435
                                                      -------------

Liabilities
   Accrued advisory fee .............................        40,082
   Accrued distribution fee .........................        91,706
   Accrued legal fee ................................        25,000
   Dividends payable ................................       469,474
   Other accrued expenses ...........................        22,000
                                                      -------------
   Total liabilities ................................       648,262
                                                      -------------

        Net Assets ..................................  $ 43,762,173
                                                      =============

Net Assets Consist of:
   Capital stock, $.01 par value; 4,000,000
      shares authorized; 3,509,707 shares
      outstanding ...................................  $ 40,053,637
   Distribution in excess of net investment income ..       (37,464)
   Distribution in excess of net realized gains .....       (22,177)
   Net unrealized appreciation of investments .......     3,768,177
                                                      -------------
Net Assets ..........................................  $ 43,762,173
                                                      =============

Net asset value, redemption and offering
   price per share ($43,762,173/3,509,707) ..........  $      12.47
                                                      =============


                       See notes to financial statements.

                      CHACONIA INCOME & GROWTH FUND, INC.
                            Statement of Operations
                      For the Year ended December 31, 1998


INVESTMENT INCOME:
   Dividends ........................................    $  262,972
   Interest .........................................       664,727
                                                      -------------
   Total investment income ..........................       927,699
                                                      -------------

EXPENSES:
   Advisory fees ....................................       147,215
   Distribution fees ................................       144,784
   Administration fees ..............................        65,161
   Legal fees .......................................        50,000
   Transfer agent fees ..............................        49,780
   Printing expense .................................        42,045
   Accounting services ..............................        29,097
   Audit fees .......................................        25,038
   Custody fees .....................................        19,071
   Other expenses ...................................         4,366
                                                      -------------
   Total expenses ...................................       576,557
                                                      -------------

   Net investment income ............................       351,142
                                                      -------------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS

Net realized gain on investments ....................     2,356,344
Net increase in unrealized appreciation
   on investments ...................................     1,624,709
                                                      -------------

Net gains on investments ............................     3,981,053
                                                      -------------
Net increase in net assets resulting
        from operations .............................   $ 4,332,195
                                                      =============



                       See notes to financial statements.

                      CHACONIA INCOME & GROWTH FUND, INC.
                       Statement of Changes in Net Assets


                                                                For the           For the
                                                              year ended        year ended
                                                             Dec 31, 1998       Dec 31,1997
                                                            -------------       -----------
Operations:
Net investment income ....................................   $    351,142      $    134,971
Net realized gain from investment transactions ...........      2,356,344         1,436,330
Net increase in unrealized appreciation on investments ...      1,624,709           821,989
                                                             ------------      ------------
Net increase in net assets resulting from operations .....      4,332,195         2,393,290
                                                             ------------      ------------

Dividends and Distributions to Shareholders:
Dividends from net investment income .....................       (366,583)         (132,533)
Distributions from net realized gains on investments .....     (2,365,631)       (1,413,688)
                                                             ------------      ------------
Total dividends and distributions to shareholders...... ..     (2,732,214)       (1,546,221)
                                                             ------------      ------------



Fund Share Transactions:
Proceeds from shares sold ................................     26,243,505         8,179,528
Dividends reinvested .....................................      2,262,655         1,421,178
Payment for shares redeemed ..............................     (4,843,886)       (2,079,887)
                                                             ------------      ------------

Net increase in net assets from fund share transactions ..     23,662,274         7,520,819
                                                             ------------      ------------

Net increase in net assets ...............................     25,262,255         8,367,888

Net Assets, Beginning
   of Year ...............................................     18,499,918        10,132,030
                                                             ------------      ------------

Net Assets, End of Year.. ................................   $ 43,762,173      $ 18,499,918
                                                             ============      ============




                       See notes to financial statements.

                       CHACONIA INCOME & GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS


1.     ORGANIZATION

Chaconia Income & Growth Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on May 11, 1993. The Fund's investment objective is high current income and capital appreciation.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities for which no sales price is available are valued at the mean between the latest bid and asked prices. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value.

B. SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - No provision for federal income taxes is required since the Fund intends to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date.

E. OTHER - The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

                       CHACONIA INCOME & GROWTH FUND,INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (continued)



3.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended December 31, 1998 were as follows:

         Purchases ....................................  $30,276,520
         Sales ........................................  $10,944,303

U.S. Government securities transactions included above were:

         Purchases ...................................   $26,645,642
         Sales .......................................   $ 2,094,787

At December 31, 1998, the cost of securities for federal income tax purposes was $38,822,351. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,261,538 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $493,361.

4.     INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory and management agreement with Invesco Capital Management, Inc. ("Adviser"). Under this agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million and 0.25% of the portion of the daily net assets exceeding $20 million.

During 1998, the Fund incurred legal fees of $50,000 to Foley & Lardner counsel for the Fund. Mr. Ulice Payne, a partner of the firm, is an officer of the Fund.

5.     DISTRIBUTION FEES

The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Pursuant to the Plan, registered broker-dealers and qualified recipients will be reimbursed by the Fund for distribution expenditures up to a limit of 0.50% of 1% on an annual basis of the Fund's average daily net assets.

6.     FUND SHARE TRANSACTIONS

Transactions in capital shares for the years listed below were as follows:


                                               For the             For the
                                             year ended          year ended
                                            DEC. 31, 1998       DEC. 31, 1997

     Shares sold ..........................    2,104,262           694,293
     Dividend reinvestment ................      181,467           123,904
     Shares repurchased ..................      (389,200)         (175,544)
                                            ------------          ---------
                                               1,896,529            642,653
                                            ============          =========

7.     DISTRIBUTIONS

A distribution of $0.82 per share (including a regular per share distribution of $0.11 plus capital gains distribution of $0.71 per share) was declared for shareholders of record on December 30, 1998, ex-date and reinvestment date December 31, 1998 and payable January 4, 1999.

                      CHACONIA INCOME & GROWTH FUND, INC.
                              Financial Highlights



                                                   For the          For the        For the         For the          For the
                                                  year ended,     year ended,     year ended,     year ended,      year ended,
                                                 Dec 31, 1998    Dec. 31, 1997   Dec. 31, 1996   Dec. 31, 1995    Dec. 31, 1994
                                                 ------------    -------------   -------------   -------------    -------------
Net asset value, beginning of period                $11.47           $10.44         $12.13           $9.94           $10.20
                                                  --------          -------        -------          ------          -------

Income from investment operations
Net investment income                                 0.11            0.08            0.13            0.24             0.13
Net realized and unrealized gains
   (losses) on investments                            1.71            2.00            0.55            2.47            (0.13)
                                                  --------          -------        -------          ------          -------
Total from investment operations                      1.82            2.08            0.68            2.71             0.00
                                                  --------          -------        -------          ------          -------

Less distributions
Dividend from net investment income                  (0.11)          (0.09)          (0.17)          (0.23)           (0.13)
Distribution in excess of net investment income       0.00            0.00           (0.01)           0.00 +           0.00 +
Distribution from realized gains                     (0.71)          (0.96)          (2.15)          (0.28)           (0.13)
Distribution in excess of net realized gains
   on investments                                     0.00            0.00           (0.04)           0.00             0.00
                                                  --------          -------        -------          ------          -------
Total dividends and distributions                     (0.82)         (1.05)          (2.37)          (0.51)           (0.26)

Net asset value, end of period                       $12.47         $11.47          $10.44          $12.13            $9.94
                                                  =========        =======         =======         =======           ======

Total return                                          15.87%         19.98%           5.61%          27.16%            0.00%

Ratios/Supplemental data
Net assets, end of period (in thousands)            $43,762        $18,500         $10,132         $17,809          $12,315
Ratios to Average Net Assets:
     Expenses                                          1.99%          2.55%           2.84%           2.37%            2.87%
     Net investment income                             1.21%          0.98%           1.03%           2.09%            1.25%
Portfolio turnover rate                               41.23%         35.04%          72.91%          26.23%           40.13%

+ Less than $.01 per share


                       See notes to financial statements.

CHACONIA INCOME & GROWTH FUND INC.

YEAR             FUND       BENCHMARK
1993          $ 10,240      $ 10,624
1994            10,240        10,508
1995            13,021        13,470
1996            13,751        15,171
1997            16,491        18,397
1998            19,108        22,029

LETTER TO SHAREHOLDERS
CHACONIA INCOME & GROWTH FUND, INC.


Dear Shareholders:

We are indeed please to report on the financial and investment performance of the Chaconia Income & Growth Fund, Inc. (the "Fund") for the fiscal year ended December 31, 1998. The audited financial statements for the year then ended are also enclosed. The Board is pleased with the results of the Fund during our fifth year of operations. Our investment manager, INVESCO, has managed the investment portfolio very successfully in keeping with our objective to seek high current income and capital appreciation.

Significant growth was achieved during the year. The Fund Size increased by 137% or $25.3 million to $43.8 million. The number of shareholders increased by 144% from 4,333 to 7,336. In addition to its record growth during the year, the Fund also gained widespread international exposure on CNNfn for being adjudged the best performing fund in its class as at November 5, 1998 by Lipper Analytical Services Inc. We are very satisfied with our achievements during the year and we express the hope that shareholders will be equally pleased with the performance of their investments.


U.S. MARKET REVIEW FOR 1998

The U.S. equity market turned in a strong fourth quarter capping yet another remarkable year for the market and the Fund. The value of the stocks in the Fund appreciated 24.8% during the year, while the average stock in the S&P 500 gained about 14% for the year. The U.S. equity market performance continues to be dominated by large-cap companies. The Fund benefitted from its diversified positioning among the major economic sectors. The bond market also posted a strong year. Long-term bond yields fell to historically low levels, reaching 4.69% on October 5, 1998. The fixed-income segment of the Fund returned a solid 10.2% for the year. On the fixed income side, the Fund's quality-and-value oriented approach provided positive returns from exercising focused positions on strategic sector disciplines.

Overall the Fund benefitted from our above neutral weightings in stocks relative to bonds. A healthy U.S. economy and favorable interest rates benefited U.S. stocks and bonds, while financial and economic turmoil led to weak performance in most intermational markets.


/s/ Judy Y. Chang
Judy Y. Chang
Chairman


/s/ Clarry Benn
Mr. Clarry Benn
President








                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Chaconia Income & Growth Fund, Inc.:


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and changes in net assets and financial highlights present fairly, in all material respects, the financial position of Chaconia Income & Growth Fund, Inc. (the "Fund") at December 31, 1998, and the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the five years in each of the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



New York, New York
February 24, 1999